Commitments And Contingencies (Narrative) (Details)		1 Months Ended						12 Months Ended
	Mar. 10, 2017 item	Jan. 31, 2019 USD ($)	Mar. 31, 2017 item	Jan. 31, 2017 item	Mar. 31, 2016 item	Dec. 31, 2015 item	Aug. 31, 2015 item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2019 USD ($)	Mar. 14, 2019 USD ($)	Oct. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)
Commitments and Contingencies [Line Items]
Operating lease								$ 908,000
Rent expense								$ 500,000	$ 600,000
Corporate Office [Member] | Jacksonville Florida [Member]
Commitments and Contingencies [Line Items]
Lease End Date								Jul. 31, 2019
Warehouse And Production Facility [Member] | Jacksonville Florida [Member]
Commitments and Contingencies [Line Items]
Lease End Date								Jul. 31, 2020
Wireless Design Facility [Member] | Lake Mary Florida [Member]
Commitments and Contingencies [Line Items]
Lease End Date								Nov. 30, 2022
Lake Mary Florida Facility [Member]
Commitments and Contingencies [Line Items]
Operating lease								$ 700,000
Lease liability								200,000
Parkervision V. Apple And Qualcomm [Member]
Commitments and Contingencies [Line Items]
Number of patents allegedly infringed upon | item				4
Number of patents dismissed | item	1			3
Parkervision V. Lg Electronics [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Estimated loss		$ 60,000
Bond		$0.06
Parkervision Vs Qualcomm Inc [Member]
Commitments and Contingencies [Line Items]
Number of petitions | item							10
Number of petitions outstanding | item			6
Number of patents allegedly infringed upon seeking invalidation | item							3
Number of patents allegedly infringed upon | item							11
Number of petitions denied institution of trial | item					3
Number of patents found infringed upon | item			3
Number of patents found not infringed upon | item			2
Parkervision V. Apple And Qualcomm Middle District Of Florida [Member]
Commitments and Contingencies [Line Items]
Number of patents allegedly infringed upon | item						4
Qualcomm V. Parkervision Federal Patent Court In Germany [Member]
Commitments and Contingencies [Line Items]
Statutory fees and costs								100,000
Parkervision V. Apple Munich Germany [Member]
Commitments and Contingencies [Line Items]
Estimated loss												$ 100,000
Parkervision V. Apple Munich Germany [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Estimated loss										$ 100,000
Attorney fees		$ 200,000
Parkervision V. Apple Munich Germany Apple Ii Case [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Estimated loss											$ 140,000
Intel V. Parkervision Federal Patent Court In Germany [Member]
Commitments and Contingencies [Line Items]
Estimated loss								$ 0				$ 100,000	$ 100,000
Intel V. Parkervision Federal Patent Court In Germany [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Attorney fees		$ 100,000